Trade and Other Payables - Schedule of Aging Analysis of Trade Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Aging Analysis of Trade Payables [Line Items]
Trade payables	$ 4,427,737	$ 416,987
Past due for less than 4 months [Member]
Schedule of Aging Analysis of Trade Payables [Line Items]
Trade payables	$ 4,427,737	$ 416,987